Supplement dated March 31, 2022 to the Wilmington Funds Prospectus dated August 31,

2021, as revised November 17, 2021 (the “Prospectus”)

Effective March 31, 2022, the information in the Prospectus with respect to the Wilmington International Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Changes

Effective March 31, 2022, Isabelle de Gavoty of AXA Investment Managers US, Inc. (“AXA”), a sub-adviser of the Wilmington International Fund (the “Fund”), ceased to be a portfolio manager of the Fund. Ms. de Gavoty was replaced as portfolio manager on the Fund by Benoist Leveque, CFA, of AXA. Additionally, Allen E. Choinski, CFA, of Wilmington Trust Investment Advisors, Inc. (“WTIA”) will be added as a portfolio manager on the International Fund. Accordingly, all references to Ms. de Gavoty in the Prospectus are hereby deleted and replaced as described below:

The following supplements and amends certain information on page 7 of the Prospectus under the sub-section entitled “Investment Sub-Advisor”:

Principal Sub-Advisor – Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Regional Sub-Advisors – AllianzGI U.S. LLC (“AllianzGI”), AXA Investment Managers US, Inc. (“AXA IM US Inc.”), Berenberg Asset Management LLC (“Berenberg”), Nikko Asset Management Americas, Inc. (“Nikko”), and Schroder Investment Management North America, Inc. (“Schroders”)

Portfolio Managers	Title	Service Date (with the Fund)
Matthew D. Glaser	Senior Vice President and Head of Equity and Non-Traditional Investments at WTIA	2016

Clement K. Miller, CFA	Senior Vice President and Portfolio Manager at WTIA	2012

Allen E. Choinski, CFA	Senior Vice President and Portfolio Manager at WTIA	2022

Dr. Kai Hirschen, CFA, FRM, CAIA	Portfolio Manager at AllianzGI – High Dividend Europe	2017

Karsten Niemann, CFA	Portfolio Manager at AllianzGI – High Dividend Europe	2017

Thorsten Winkelmann	Portfolio Manager at AllianzGI – Growth Select	2016

Giovanni Trombello, CFA	Portfolio Manager at AllianzGI – Growth Select	2020

Caroline Moleux, CFA	Senior Portfolio Manager at AXA IM US Inc.	2016

Benoist Leveque, CFA	Portfolio Manager at AXA IM US Inc.	2022

Stefan Ewald, CFA	Head of Systematic Multi Asset Solutions Team at Berenberg	2020

Toshinori Kobayashi	Lead Portfolio Manager at Nikko	2016

Yu Sato	Back-Up Portfolio Manager at Nikko	2021

Toby Hudson	Fund Manager at Schroders	2016

The following amends and replaces information on pages 70 of the Prospectus under the sub-section entitled “Sub-Advisors”:

AXA Investment Managers US Inc. (“AXA IM US Inc.”) sub-advises a portion of the International Fund. AXA IM US Inc. is a registered investment advisor under the Advisors Act, with its principal executive office located at 100 West Putnam Avenue, Greenwich, CT 06830. As of June 30, 2021, AXA IM US Inc. had assets under management of approximately $1.03 trillion.

The following amends and replaces information on pages 71 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities”:

International Fund – Matthew D. Glaser, Clement K. Miller, CFA, and Allen E. Choinski, CFA, manage the portfolio’s overall regional, capitalization, and style allocations in light of global market conditions; selection and monitoring the Fund’s sub-advisors, and allocating among these and ETFs; management of cash inflows and outflows; and evaluation of performance. Dr. Kai Hirschen, CFA, FRM, CAIA, Giovanni Trombello, CFA, Karsten Niemann, CFA and Thorsten Winkelmann are responsible for the day-to-day management of any portion of the Fund allocated to AllianzGI. Benoist Leveque, CFA and Caroline Moleux, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to AXA IM US Inc. Stefan Ewald, CFA, is responsible for the day-to-day management of any portion of the Fund allocated to Berenberg. Toshinori Kobayashi and Yu Sato are responsible for the day-to-day management of any portion of the Fund allocated to Nikko. Toby Hudson is responsible for the day-to-day management of any portion of the Fund allocated to Schroders. The sub-advisors decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

The following amends information on pages 72-73 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies”:

Allen E. Choinski, CFA, is a Senior Vice President and Portfolio Manager at WTIA. He is a co-manager of the Wilmington International Fund and was previously responsible for third-party domestic equity manager due diligence. Mr. Choinski previously was co-manager of the Wilmington Diversified Income Fund and quantitatively managed equity funds at Wilmington Trust and also contributed to strategic and tactical asset allocation efforts at Wilmington Trust. Prior to joining Wilmington Trust in 2007, he researched and implemented quantitative equity investment strategies at Alpha Equity Management, LLC. He holds an MBA from Villanova University and a bachelor’s degree in Engineering from Pennsylvania State University. He is a CFA® charterholder and a member of the CFA Society of Philadelphia.

Benoist Leveque, CFA, is a portfolio manager at AXA IM US Inc. and has been responsible for managing a Euro Small Cap mandate since 2021. He is also the technology specialist within the Small Cap Equity team. Prior to joining AXA IM US Inc. in 2016, Mr. Leveque worked as a sell-side analyst assistant at Kepler-Cheuvreux in Frankfurt where he covered the European Food retail sector (2015-2016), and a buy-side analyst and global consumer specialist at Natixis Asset Management in Paris (2015). Mr. Leveque is a graduate from the IESEG School of management (Lille) and is a CFA charterholder.

Caroline Moleux, CFA, is a senior portfolio manager/analyst and the consumer specialist within the Small Cap Equity team and co- portfolio manager of the Europe Small Cap Strategy. She is also the lead portfolio manager of the French and Human Capital Strategies. Prior to joining the Small Cap team in 2014, Ms. Moleux had been portfolio manager within the AXA IM Convertibles strategies since 2005. Prior to AXA IM US Inc., Ms. Moleux worked for three years at ADI as an analyst on the convertible arbitrage strategy. Ms. Moleux holds a Master’s degree in Corporate Finance and Financial Engineering from the University Paris Dauphine. She is a CFA charterholder.

Please keep this Supplement for future reference.

Supplement dated March 31, 2022 to the Wilmington Funds Statement of Additional

Information dated November 17, 2021 (the “SAI”)

Effective March 31, 2022, the information in the SAI with respect to the Wilmington International Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Changes

Effective March 31, 2022, Isabelle de Gavoty of AXA Investment Managers, Inc. (“AXA”), a sub-adviser of the Wilmington International Fund (the “Fund”), ceased to be a portfolio manager of the Fund. Ms. de Gavoty was replaced as portfolio manager on the Fund by Benoist Leveque, CFA, of AXA. Additionally, Allen E. Choinski, CFA, of Wilmington Trust Investment Advisors, Inc. (“WTIA”) will be added as a portfolio manager on the International Fund. Accordingly, all references to Ms. de Gavoty in the SAI are hereby deleted and replaced as described below:

Effective March 31, 2022, the following amends and supplements certain information on page 74-75 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the sub-section entitled “Portfolio Managers” and the sub-sub-section entitled, “Wilmington International Fund/Wilmington Real Asset Fund/Wilmington Global Alpha Equities Fund:

WFMC, INVESTMENT ADVISOR

WTIA, PRINCIPAL SUB-ADVISOR

OTHER ACCOUNTS MANAGED (As of April 30, 2021)

Portfolio Manager/Type of Accounts	Total Number Of Accounts Managed	of Accounts Total Assets (millions)
Matthew D. Glaser
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	3	$342.8
Other Accounts:	0	$157.6

Dollar value range of shares owned in the International Fund:     None.

Dollar value range of shares owned in Real Asset Fund:     None.

Dollar value range of shares owned in Global Alpha Equities Fund:     $10,001 - $50,000.

Portfolio Manager/Type of Accounts	Total Number Of Accounts Managed	of Accounts Total Assets (millions)
Clement K. Miller
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in the International Fund:    None.

Portfolio Manager/Type of Accounts	Total Number Of Accounts Managed	of Accounts Total Assets (millions)
Jordan Strauss
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	2	$169.8
Other Accounts:	0	$0

Dollar value range of shares owned in the Global Alpha Equities Fund:    None.

Dollar value range of shares owned in the Real Asset Fund:    None.

OTHER ACCOUNTS MANAGED (As of March 31, 2022)

Portfolio Manager/Type of Accounts	Total Number Of Accounts Managed	of Accounts Total Assets (millions)
Allen E. Choinski
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in the International Fund:    None.

Effective March 31, 2022, the following amends and supplements certain information on page 81 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the sub-section entitled “Sub-Advisory Services” and the sub-sub-section entitled, “AXA Investment Managers, Inc.(“AXA IM”):

AXA INVESTMENT MANAGERS US INC. (“AXA IM US INC.”)

OTHER ACCOUNTS MANAGED (As of April 30, 2021)

Caroline Moleux

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	3	$1,109	0	$0
Other Accounts:	1	$226	0	$0

Dollar value range of shares owned in the International Fund:    None.

OTHER ACCOUNTS MANAGED (As of March 24, 2022)

Benoist Leveque

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	2	$352	0	$0
Other Accounts:	2	$1,558	1	$36

Dollar value range of shares owned in the International Fund:    None.

Please keep this Supplement for future reference.